Capital Structure	12 Months Ended
Dec. 31, 2025
Capital Structure [Abstract]
Capital Structure

(18) Capital Structure

Shares Structure

The Company was incorporated in the Cayman Islands on April 10, 2007. The original authorized share capital was US$10,000,000 divided into 10,000,000,000 ordinary shares with a par value of $0.001 per share.

On October 31, 2024, the Company held an extraordinary general meeting (“EGM”) and obtained requisite shareholders’ approval to adopt a dual-class share structure. Under this structure, the authorized share capital was US$10,000,000 divided into (1) 8,000,000,000 Class A Ordinary Shares of a nominal or par value of US$0.001 each and (2) 2,000,000,000 Class B Ordinary Shares of a nominal or par value of US$0.001 each.

On April 17, 2025, the Company obtained requisite shareholders’ approval to implement a share consolidation, under which every four hundreds authorized issued and unissued shares of par value US$0.001 each were consolidated into one share with a par value of US$0.4 each, effective on May 21, 2025. Immediately following the completion of the Share Consolidation, on May 21, 2025, our authorized share capital was increased to US$4,000,000,000 divided into 10,000,000,000 ordinary shares comprising of (i) 8,000,000,000 Class A ordinary shares of a nominal or par value of US$0.4 each, and (ii) 2,000,000,000 Class B ordinary shares of a nominal or par value of US$0.4 each.

As of December 31, 2025, 13,435,271 Class A ordinary shares were issued and outstanding. Concurrently, 7,500,000 Class B ordinary shares were issued and outstanding. Unless indicated or the context otherwise requires, all number of ordinary shares in this report has been retrospectively adjusted for the reverse share split, as if such reverse share split occurred on the first day of the years presented.

Issuance of new shares

During 2025, the Company issued (i) 2,500,000 Class B ordinary shares, at a price of US$0.4 per share, for a total consideration of US$1,000, of which 1,225,000 Class B ordinary shares to Infinew Limited and 1,275,000 Class B ordinary shares to MAASE Inc., (ii) 10,000,000 Class A ordinary shares, par value US$0.4 per share, of the Company, at a price of $3.156 per share, for a total consideration of US$31,560, to certain investors in relation to a private placement, and (iii) 5,000,000 Class B ordinary shares, at a price of US$0.4 per share, for a total consideration of US$2,000 to Expansion Group Ltd.

During 2024, the Company issued 500 Class A ordinary shares (as adjusted for the 1-for-400 reverse share split effective May 21, 2025) to shareholders on market price and 345,525 Class A ordinary shares (as adjusted for the 1-for-400 reverse share split effective May 21, 2025) for share option exercise, of which 345,000 Class A ordinary shares (as adjusted for the 1-for-400 reverse share split effective May 21, 2025) were repurchased on December 10, 2024.

During 2023, as disclosed in Note (3)(a), the Company issued 154,634 ordinary shares (as adjusted for the 1-for-400 reverse share split effective May 21, 2025) to the shareholders of Zhongrong to acquire 57.73% equity interests of Zhongrong in March 2023. The consideration, adjustable based on the achievement of certain performance targets in the next three years by Zhongrong, is subject to a lock-up period of three years and will be released from lock-up in two batches after 2025. On August 31, 2023, one of the selling shareholders who previously sold 1.56% equity interests in Zhongrong in exchange for 0.3% equity interests of the Group, entered into a supplemental agreement with the Group to modify the payment terms from ordinary shares of the Company to RMB11,513 in cash. As a result, 3,591,780 ordinary shares previously issued to the selling shareholder were repurchased by the Company in December 2023 which resulted in recognizing a loss of RMB3,043 in others, net in the consolidated statements of income (loss) and comprehensive income (loss) for the year ended December 31, 2023. The repurchased shares were included in treasury stock as of December 31, 2023.

As disclosed in Note (3)(b), the Company issued 34,152 ordinary shares (as adjusted for the 1-for-400 reverse share split effective May 21, 2025) to the shareholders of Zhongji to acquire 51% of the equity interests of Zhongji in March 2023. The consideration, adjustable based on the achievement of certain performance targets in the next three years by Zhongji, is subject to a lock-up period of three years and will be released from lock-up in two batches after 2025.

As stated in Note (3)(b), the Company issued 22,768 ordinary shares (as adjusted for the 1-for-400 reverse share split effective May 21, 2025) to the existing shareholder of Taiping to acquire 51% of the equity interests of Taiping in March 2023. As Taiping failed to meet certain performance targets, 22,768 (as adjusted for the 1-for-400 reverse share split) previously issued ordinary shares were repurchased by the Company and the Company surrendered the acquired 51% equity interests of Taiping, pursuant to a supplementary agreement entered on November 30, 2023. The repurchased shares were included in treasury stock as of December 31, 2023.

The Group accounts for the repurchased ordinary shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.

Repurchase of ordinary shares

(i) During 2024, the Company repurchased an aggregate of 127,710 ADSs from the open market, representing 0.22% of the total shares outstanding as of December 31, 2024, at an average price of US$6.4 per ADS for a total amount of approximately RMB5,569, under the 2022 Share Buyback Program. The Company has also repurchased an aggregate of 345,000 Class A ordinary shares (as adjusted for the 1-for-400 reverse share split) at a price of US$38.4 per Class A ordinary shares on a post-share consolidation basis which was previously issued to certain employees for share option exercise on July 2, 2024. The repurchased price was equivalent to the exercise price of such share options.

During 2023, the Company repurchased an aggregate of 526,441 ADSs from the open market and 634,946 ADSs from certain shareholders, representing 2% of the total shares outstanding as of December 31, 2023, at an average price of US$7.42 per ADS for a total amount of approximately RMB62,309, under the 2022 Share Buyback Program.

The Group accounts for repurchased ordinary shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.